FAIR VALUE MEASUREMENTS (Details)	11 Months Ended
Dec. 31, 2020 USD ($)
Debt Securities, Held-to-maturity [Abstract]
Cash withdrawn interest income from trust account	$ 22,000
Cash
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust account	711
U.S. Treasury Securities
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust, investments	414,279,198
U.S. Treasury Securities | Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	414,279,198
Gross Holding Gain	7,516
Fair Value	$ 414,286,714